Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Post-employment benefits [Abstract]
Post-employment benefits - Post-employment benefits [Text Block]

Philips Group

Post-employment benefits

in millions of EUR

	Germany		United States		Other Countries		Total
	2022	2023	2022	2023	2022	2023	2022	2023
Present value of funded DBO	(489)	(511)	(440)	(404)	(179)	(182)	(1,108)	(1,097)
Present value of unfunded DBO	(249)	(253)	(128)	(118)	(136)	(137)	(513)	(508)
Total present value of DBO	(738)	(764)	(568)	(522)	(315)	(319)	(1,621)	(1,605)
Fair value of plan assets	477	481	474	442	171	166	1,122	1,089
Net position	(261)	(283)	(94)	(80)	(144)	(153)	(499)	(516)

Value of reimbursement rights					6	8	6	8

Post-employment benefits - Classification net position [Text Block]

Philips Group

Classification net position

in millions of EUR

	Germany		United States		Other Countries		Total
	2022	2023	2022	2023	2022	2023	2022	2023
Total asset for plans in a surplus	9	-	34	39	4	2	46	41
Total liability for plans in a deficit	(270)	(283)	(128)	(118)	(148)	(156)	(546)	(558)
Provisions for post-employment benefit plans under AHFS
Net position	(261)	(283)	(94)	(80)	(144)	(153)	(499)	(516)

Post-employment benefits - Pre-tax costs for post-employment benefits [Text Block]

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

	2021	2022	2023
Defined benefit plans	36	50	47
- included in income from operations	28	39	25
- included in financial expense	8	10	21
- included in Discontinued operations	1
Defined contribution plans	375	400	376
- included in income from operations	368	400	376
- included in Discontinued operations	7
Post-employment benefits costs	411	449	423

Post-employment benefits - Defined benefit obligations [Text Block]

Philips Group

Defined benefit obligations

in millions of EUR

	2022	2023
Balance as of January 1	1,970	1,621
Service cost	32	32
Interest cost	36	71
Employee contributions	4	3
Actuarial (gains) / losses
- demographic assumptions	2
- financial assumptions	(366)	48
- experience adjustment	12	2
(Negative) past service cost	16	(9)
Settlements	-	2
Benefits paid from plan	(95)	(104)
Benefits paid directly by employer	(41)	(39)
Translation differences and other	52	(22)
Balance as of December 31	1,621	1,605

Post-employment benefits - Plan assets [Text Block]

Philips Group

Plan assets

in millions of EUR

	2022	2023
Balance as of January 1	1,380	1,122
Interest income on plan assets	26	49
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	(254)	23
Employee contributions	4	3
Employer contributions	17	14
Settlements
Benefits paid from plan	(95)	(104)
Translation differences and other	45	(17)
Balance as of December 31	1,122	1,089

Post-employment benefits - Plan assets allocation [Text Block]

Philips Group

Plan assets allocation

in millions of EUR

	2022	2023
Assets quoted in active markets
- Debt securities	560	513
- Equity securities
- Other	203	182

Assets not quoted in active markets
- Debt securities
- Equity securities	101	31
- Other	258	363
Total assets	1,122	1,089

Post-employment benefits - Assumptions used for defined benefit obligations [Text Block]

Philips Group

Assumptions used for defined benefit obligations

in %

	Germany		United States		Other Countries		Total
	2022	2023	2022	2023	2022	2023	2022	2023
Discount rate	4.1%	3.7%	5.2%	5.0%	4.9%	4.9%	4.7%	4.3%
Inflation rate	2.0%	2.0%	2.3%	2.3%	2.6%	2.5%	2.2%	2.2%
Salary increase	2.8%	2.8%	0.0%	0.0%	3.3%	4.3%	2.9%	3.0%

Post-employment benefits - Sensitivity of key assumptions [Text Block]

Philips Group

Sensitivity of key assumptions

in millions of EUR

	2022	2023
Increase
Discount rate (1% movement)	(122)	(123)
Pension increase (1% movement)	57	60
Salary increase (1% movement)	12	12
Longevity1)	32	32
Decrease
Discount rate (1% movement)	145	147
Pension increase (1% movement)	(49)	(52)
Salary increase (1% movement)	(11)	(11)
1)The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.